Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Current income tax (benefit)expense
Federal		$ 33,982
State	(30,094)	40,348
Current income tax (benefit)expense Total		$ 74,330

[1]	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.